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                                                  [PRUDENTIAL MUTUAL FUNDS LOGO]
PRUDENTIAL EQUITY FUND








                                                  March 6, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

          Re:  Prudential Equity Fund, Inc.
               (File No. 2-75128)
               -----------------------------

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933 (the "1933 Act"), the Fund hereby certifies (i) that its Prospectuses that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectuses contained in Post-Effective Amendment No. 22 and (ii) that the text of Post-Effective Amendment No. 22 was filed electronically on March 1, 1996.


                                                  By:/s/ Deborah A. Docs
                                                  ----------------------
                                                  Deborah A. Docs
                                                  Assistant Secretary